    As filed with the Securities and Exchange Commission on July 30, 2012



                                                             File Nos. 333-54358

                                                                       811-05200


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []


                        Post-Effective Amendment No. 31                      [x]



                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 244                             [x]



                        (Check Appropriate Box or Boxes)



                 MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                      MetLife Investors Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614

        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                               Eric T. Steigerwalt

                      MetLife Investors Insurance Company

                                c/o 501 Route 22

                             Bridgewater, NJ 08807

                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                                   COPIES TO:

                                W. Thomas Conner

                                Reed Smith, LLP

                              1301 K Street, N.W.

                            Suite 1100 - East Tower

                              Washington, DC 20005


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]    immediately upon filing pursuant to paragraph (b) of Rule 485.



[x] on (August 20, 2012) pursuant to paragraph (b) of Rule 485.


[]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.



[]    on (Date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[x]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts.

Note:

     This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 30 to Registration Statement File No. 333-54358 filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on June 1, 2012. Post-Effective Amendment No. 30 was scheduled to become effective on July 31, 2012. The contents of Post-Effective Amendment No. 30 are incorporated by reference herein. As stated on the cover page to this filing, this Post-Effective Amendment No. 31 is intended to become effective on August 20, 2012.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Boston, and The Commonwealth of Massachusetts on this 27th day of July 2012.



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By: METLIFE INVESTORS INSURANCE COMPANY


By: /s/ Robert L. Staffier, Jr.
    ---------------------------------
    Robert L. Staffier, Jr.
    Vice President

By: METLIFE INVESTORS INSURANCE COMPANY
    (Depositor)


By: /s/ Robert L. Staffier, Jr.
    ---------------------------------
    Robert L. Staffier, Jr.
    Vice President

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on July 27, 2012.


/s/ Eric T. Steigerwalt*               Chairman of the Board,
-------------------------------------  President and Chief Executive Officer
Eric T. Steigerwalt


/s/ James J. Reilly*                   Vice President-Finance (principal
-------------------------------------  financial officer and principal
James J. Reilly                        accounting officer)


/s/ Susan A. Buffum*                   Director
-------------------------------------
Susan A. Buffum


/s/ Elizabeth M. Forget*               Director and Executive Vice President
-------------------------------------
Elizabeth M. Forget


/s/ George Foulke*                     Director
-------------------------------------
George Foulke


/s/ Jay S. Kaduson*                    Director and Vice President
-------------------------------------
Jay S. Kaduson


/s/ Bennett D. Kleinberg*              Director and Vice President
-------------------------------------
Bennett D. Kleinberg


/s/ Lisa S. Kuklinski*                 Director
-------------------------------------
Lisa S. Kuklinski


/s/ Mark E. Rosenthal                  Director
-------------------------------------
Mark E. Rosenthal


/s/ Jeffrey A. Tupper*                 Director and Assistant Vice President
-------------------------------------
Jeffrey A. Tupper


*By: /s/ Michele H. Abate
     --------------------------------------
     Michele H. Abate, Attorney-In-Fact
     July 27, 2012

* MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 on Form N-4 (File Nos. 333-54358/811-05200) filed as Exhibit 13(i) on April 13,
     2010 and the power of attorney for Eric T. Steigerwalt which is incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 on Form N-4 (File Nos. 333-54358/811-05200) filed as Exhibit 13(i)(b) on June 1, 2012.

                                   SIGNATURES


     As required by the Securities Act of 1933, General American Life Insurance Company has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on this 27th day of July 2012.



GENERAL AMERICAN LIFE INSURANCE COMPANY
(Guarantor)


By: /s/ Robert L. Staffier, Jr.
    ---------------------------------
    Robert L. Staffier, Jr.
    Vice President

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on July 27, 2012.

/s/ Eric T. Steigerwalt*               Chairman of the Board,
-------------------------------------  President, Chief Executive Officer and
Eric T. Steigerwalt                    Director


/s/ Anne M. Belden*                    Vice President (principal financial
-------------------------------------  officer)
Anne M. Belden


/s/ Peter M. Carlson*                  Director, Executive Vice President and
-------------------------------------  Chief Accounting Officer
Peter M. Carlson


/s/ Kimberly A. Berwanger              Director
-------------------------------------
Kimberly A. Berwanger


/s/ Paul G. Cellupica                  Director
-------------------------------------
Paul G. Cellupica


/s/ Elizabeth M. Forget                Director
-------------------------------------
Elizabeth M. Forget


/s/ Michael P. Harwood                 Director
-------------------------------------
Michael P. Harwood


/s/ Paul A. LaPiana                    Director
-------------------------------------
Paul A. LaPiana


/s/ Gene L. Lunman                     Director
-------------------------------------
Gene L. Lunman


/s/ Stanley J. Talbi*                  Director
-------------------------------------
Stanley J. Talbi

*By: /s/ Michele H. Abate
     --------------------------------------
     Michele H. Abate, Attorney-In-Fact
     July 27, 2012

* General American Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 on Form N-4 (File Nos. 333-54358/811-05200) filed as Exhibit 13(ii) on April 13, 2010, the power of attorney for Anne M. Belden which is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-4 (File Nos. 333-54358/811-05200) filed as Exhibit 13(ii)(b) on April 12, 2011 and the power of attorney for Eric T. Steigerwalt which is incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 on Form N-4 (File Nos. 333-54358/811-05200) filed as Exhibit 13(ii)(c) on June 1, 2012.